Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions
7.    Related Party Transactions
7(1)    Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Note: CyberLink owns more than 36% of the Company’s issued and outstanding ordinary shares.
7(2)    Significant related party transactions
A.Revenue

		Years ended December 31,
	Description	2022	2023	2024
CyberLink	Revenue-others (service revenue)	$28	$32	$37
Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as third parties.
B.Other payables

	December 31, 2023	December 31, 2024
CyberLink	$26	$22
CyberLink-Japan	24	24
	$50	$46
Other payables are mainly expenses from professional service, rental and payments on behalf of others.
C.Operating expenses

		Years ended December 31,
	Description	2022	2023	2024
CyberLink	Management service fee	$80	$48	$41
CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity supports and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as third parties.
D.Lease transactions — lessee/rent expense
(a)The Group leases offices from CyberLink, ClinJeff and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. Rent payments are made to CyberLink and ClinJeff each month and were paid to CyberLink-Japan each quarter.
(b)Rent expense

	Years ended December 31,
	2022	2023	2024
CyberLink-Japan	$90	$84	$78
(c)Acquisition of right-of-use assets:

	Years ended December 31,
	2022	2023	2024
CyberLink	$—	$477	$—
ClinJeff	—	—	82
	$—	$477	$82
(d)Lease liabilities
i.Outstanding balance:

	December 31, 2023	December 31, 2024
Total lease liabilities	$381	$202
Less: Current portion (shown as ‘current lease liabilities’)	(238)	(189)
	$143	$13
ii.Interest expense

	Years ended December 31,
	2022	2023	2024
CyberLink	$5	$6	$6
ClinJeff	—	—	1
	$5	$6	$7
7(3)    Key management compensation

	Years ended December 31,
	2022	2023	2024
Salaries and other short-term employee benefits	$2,330	$2,484	$2,668
Share-based payment	416	552	467
Post-employment benefits	11	10	10
	$2,757	$3,046	$3,145
The unpaid portion of the aforementioned information were $115 and $115 for December 31, 2023 and 2024.